INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Reconciliation between adjusted operating income and net income
Total adjusted EBITDA	₽ 64,140	$ 911.9	₽ 32,143	₽ 49,348
Less: depreciation and amortization	(30,874)	(438.9)	(24,111)	(17,687)
Less: certain share-based compensation expense	(17,317)	(246.2)	(20,829)	(15,728)
Less: one-off restructuring cost			(9)	(262)
Less: compensation expense/(reversal of expense) related to contingent consideration	27	0.4	(471)
Add: gain on restructuring of convertible debt	9,305	132.3
Add: interest income	4,723	67.1	4,615	3,869
Less : interest expense	(3,396)	(48.3)	(3,711)	(2,373)
Income/(loss) from equity method investments	(929)	(13.2)	6,367	(2,175)
Add: other income/(loss), net	9,359	133.1	(1,217)	2,321
Less: impairment of goodwill and other intangible assets	(2,740)	(39.0)
Income/(loss) before income tax expense	70,349	1,000.2	₽ (7,223)	36,543
Yandex.Market
Reconciliation between adjusted operating income and net income
Effect of consolidation				₽ 19,230
Sale of News and Zen
Reconciliation between adjusted operating income and net income
Effect of consolidation	₽ 38,051	$ 541.0